Related Party Information - Schedule of Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2015
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 202	$ 247
Cost of goods sold	119	120
Selling, general and administrative expenses	39	52
Trade receivables	24		27
Trade payables	159		139
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	198	208
Cost of goods sold	95	124
Trade receivables	131		155
Trade payables	$ 123		$ 144